Offsets	Nov. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	B.O.S. Better Online Solutions Ltd.
Form or Filing Type	F-3
File Number	333-273540
Initial Filing Date	Jul. 31, 2023
Fee Offset Claimed	$ 870.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000.00
Termination / Withdrawal Statement	The Registrant previously paid $1,102.00 in filing fees in connection with the registration of up to $10,000,000 of securities pursuant to the Registrant's Registration Statement on Form F-3 (File No. 333-273540), initially filed with the Securities and Exchange Commission on July 31, 2023 (the "Prior Registration Statement"). The offering under the Prior Registration Statement has terminated. Since the entire $10,000,000 aggregate offering amount remained unsold at termination, the Registrant is applying $870.00 of the filing fee previously paid under the Prior Registration Statement to offset the filing fee otherwise payable in connection with this Registration Statement pursuant to Rule 457(p) under the Securities Act. Accordingly, no additional registration fee is payable with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	B.O.S. Better Online Solutions Ltd.
Form or Filing Type	F-3
File Number	333-273540
Filing Date	Jul. 31, 2023
Fee Paid with Fee Offset Source	$ 1,102.00